                        SUPPLEMENT DATED JANUARY 26, 2004
                              TO THE PROSPECTUS FOR
     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B
                            DATED SEPTEMBER 23, 2003

The prospectus is supplemented to include the following illustrations:

SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of a given age would vary over time if the return on the assets of the Portfolio was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for: deferred underwriting and sales charges, and monthly deductions for administration, cost of insurance and mortality and expense risks.

The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Series I shares of the Portfolios are deducted from the gross return. The illustrations reflect an average of the Trusts' expenses, which is approximately 0.991% on an annual basis. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of - 0.991%, 5.009% and 11.009%.

The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the policy anniversary and that no transfers, partial withdrawals, policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for Federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for each death benefit option for male non-smokers, one based on current cost of insurance and monthly administration charges and the other based on the maximum administration charges, deductions from premiums and cost of insurance charges based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. The current waiver of deductions from premiums and current monthly administration charges and cost of insurance charges are not guaranteed and may be changed.

The tables reflect a policyholder with certain characteristics (such as age and sex) and assuming certain expenses and rates of return. The actual results of a particular policyholder will vary based on the policyholders characteristics, the actual expenses of the policy and the actual rates of returns of the assets held in the subaccounts. Illustrations for smokers would show less favorable results than the illustrations shown below.

Upon request, we will furnish a comparable illustration based on the proposed life insured's age, sex (unless unisex rates are required by law) and risk class, any additional ratings and the death benefit option, face amount and planned premium requested From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, we may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolios for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                  MALE NON-SMOKER ISSUE AGE 55 (PREFERRED) AND
                   FEMALE NON-SMOKER ISSUE AGE 50 (PREFERRED)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $4,500 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                         0% Hypothetical                6% Hypothetical                 12% Hypothetical
                         Gross Investment Return        Gross Investment Return         Gross Investment Return
                         ----------------------------   -----------------------------   ---------------------------------
End Of     Accumulated   Policy   Cash        Death     Policy    Cash        Death     Policy      Cash        Death
Policy     Premiums      Value    Surrender   Benefit   Value     Surrender   Benefit   Value       Surrender   Benefit
Year (1)    (2)                   Value (3)                       Value (3)                         Value (3)
--------   -----------   ------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
1          4,725         2,687    0           500,000   2,880     0           500,000   3,073       0           500,000
2          9,686         6,318    1,715       500,000   6,902     2,300       500,000   7,509       2,907       500,000
3          14,896        9,844    5,563       500,000   11,049    6,768       500,000   12,349      8,068       500,000
4          20,365        13,281   9,375       500,000   15,339    11,433      500,000   17,644      13,738      500,000
5          26,109        16,626   13,094      500,000   19,772    16,241      500,000   23,434      19,902      500,000
6          32,139        19,872   16,661      500,000   24,346    21,135      500,000   29,758      26,548      500,000
7          38,471        23,017   20,181      500,000   29,060    26,224      500,000   36,664      33,828      500,000
8          45,120        26,057   23,595      500,000   33,915    31,453      500,000   44,202      41,740      500,000
9          52,101        28,995   26,855      500,000   38,917    36,776      500,000   52,436      50,296      500,000
10         59,431        31,831   30,065      500,000   44,068    42,302      500,000   61,432      59,667      500,000
15         101,959       47,473   47,473      500,000   75,834    75,834      500,000   125,007     125,007     500,000
20         156,237       62,965   62,965      500,000   118,738   118,738     500,000   237,976     237,976     500,000
25         225,511       74,212   74,212      500,000   170,625   170,625     500,000   428,329     428,329     500,000
30         313,924       78,324   78,324      500,000   232,590   232,590     500,000   751,697     751,697     789,282
35         426,763       68,723   68,723      500,000   306,128   306,128     500,000   1,293,976   1,293,976   1,358,675
40         570,779       29,616   29,616      500,000   395,629   395,629     500,000   2,197,944   2,197,944   2,307,841
45         754,583       0 (4)    0 (4)       0 (4)     515,368   515,368     520,522   3,703,188   3,703,188   3,740,220
50         989,169                                      684,153   684,153     684,153   6,273,734   6,273,734   6,273,734

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. (4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                  MALE NON-SMOKER ISSUE AGE 55 (PREFERRED) AND
                   FEMALE NON-SMOKER ISSUE AGE 50 (PREFERRED)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $4,500 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES

                         0% Hypothetical                6% Hypothetical                 12% Hypothetical
                         Gross Investment Return        Gross Investment Return         Gross Investment Return
                         ----------------------------   -----------------------------   ---------------------------------
End Of     Accumulated   Policy   Cash        Death     Policy    Cash        Death     Policy      Cash        Death
Policy     Premiums      Value    Surrender   Benefit   Value     Surrender   Benefit   Value       Surrender   Benefit
Year (1)    (2)                   Value (3)                       Value (3)                         Value (3)
--------   -----------   ------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
1          4,725         2,687    0           500,000   2,880     0           500,000   3,073       0           500,000
2          9,686         6,318    1,715       500,000   6,902     2,300       500,000   7,509       2,907       500,000
3          14,896        9,823    5,542       500,000   11,028    6,746       500,000   12,327      8,046       500,000
4          20,365        13,197   9,290       500,000   15,251    11,344      500,000   17,552      13,646      500,000
5          26,109        16,429   12,897      500,000   19,563    16,031      500,000   23,213      19,681      500,000
6          32,139        19,508   16,297      500,000   23,953    20,742      500,000   29,336      26,125      500,000
7          38,471        22,422   19,585      500,000   28,409    25,572      500,000   35,953      33,117      500,000
8          45,120        25,155   22,694      500,000   32,914    30,452      500,000   43,093      40,632      500,000
9          52,101        27,692   25,552      500,000   37,452    35,311      500,000   50,792      48,651      500,000
10         59,431        30,012   28,246      500,000   41,999    40,233      500,000   59,080      57,314      500,000
15         101,959       40,374   40,374      500,000   67,416    67,416      500,000   115,035     115,035     500,000
20         156,237       39,508   39,508      500,000   89,861    89,861      500,000   202,554     202,554     500,000
25         225,511       10,868   10,868      500,000   92,114    92,114      500,000   336,689     336,689     500,000
30         313,924       0 (4)    0 (4)       0 (4)     33,971    33,971      500,000   569,617     569,617     598,098
35         426,763                                      0 (4)     0 (4)       0 (4)     955,904     955,904     1,003,699
40         570,779                                                                      1,558,448   1,558,448   1,636,371
45         754,583                                                                      2,530,501   2,530,501   2,555,806
50         989,169                                                                      4,233,071   4,233,071   4,233,071

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policyloan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



NYSVUL03 Supp 1/26/04